Long Term Debt (Details) - USD ($)		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Long-Term Debt Maturities
Current maturities		$ 25,000,000	$ 20,000,000
Long-term debt		944,201,000	679,228,000
Unamortized discount		$ 1,799,000	$ 122,000
Total consolidated
Senior Notes, MTNs and Private Placement Notes Outstanding
Weighted Average Interest Rate		5.08%	5.65%
Long-term notes		$ 971,000,000	$ 691,000,000	[1]
Senior Notes, MTNs and Private Placement Issuances and Retirements
Principal	[2]	300,000,000
Maturities
Long-Term Debt Maturities
2016	[3]	25,000,000
2017	[3]	0
2018	[3]	0
2019	[3]	50,000,000
2020	[3]	150,000,000
Thereafter	[3]	746,000,000
Total	[3]	971,000,000
Current maturities	[3]	25,000,000
Long-term debt	[3]	$ 946,000,000
WGL
Senior Notes, MTNs and Private Placement Notes Outstanding
Weighted Average Interest Rate	[4]	3.66%
Long-term notes	[4]	$ 250,000,000	$ 0	[1]
Long-Term Debt Maturities
Unamortized discount		1,700,000
WGL | Medium-term Notes [Member]
Long-Term Debt Maturities
2016	[3],[5]	0
2017	[3],[5]	0
2018	[3],[5]	0
2019	[3],[5]	0
2020	[3],[5]	100,000,000
Thereafter	[3],[5]	150,000,000
Total	[3],[5]	250,000,000
Current maturities	[3],[5]	0
Long-term debt	[3],[5]	250,000,000
WGL | Total consolidated
Senior Notes, MTNs and Private Placement Notes Outstanding
Long-term notes	[2],[6]	250,000,000
WGL | November 1, 2019 [Member] | Issuances [Member]
Senior Notes, MTNs and Private Placement Issuances and Retirements
Principal	[2],[6]	$ 100,000,000
Interest Rate	[6]	2.25%
Effective Cost	[6],[7]	2.42%
Nominal Maturity Date	[6]	Nov. 01, 2019
WGL | November 1, 2044 [Member] | Issuances [Member]
Senior Notes, MTNs and Private Placement Issuances and Retirements
Principal	[2],[6]	$ 125,000,000
Interest Rate	[6]	4.60%
Effective Cost	[6],[7]	5.11%
Nominal Maturity Date	[6]	Nov. 01, 2044
WGL | November 1, 2044 [Member] | Issuances [Member]
Senior Notes, MTNs and Private Placement Issuances and Retirements
Principal	[2],[6]	$ 25,000,000
Interest Rate	[6]	4.60%
Effective Cost	[6],[7]	5.53%
Nominal Maturity Date	[6]	Nov. 01, 2044
Washington Gas Light Company
Senior Notes, MTNs and Private Placement Notes Outstanding
Weighted Average Interest Rate		5.58%	5.65%
Long-term notes		$ 721,000,000	$ 691,000,000	[1]
Long-Term Debt Maturities
Current maturities		25,000,000	20,000,000
Long-term debt		695,885,000	679,228,000
Unamortized discount		115,000	122,000
Washington Gas Light Company | Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount		600,000,000
Washington Gas Light Company | Other Long Term Debt [Member]
Long-Term Debt Maturities
2016	[3]	25,000,000
2017	[3]	0
2018	[3]	0
2019	[3]	50,000,000
2020	[3]	50,000,000
Thereafter	[3]	596,000,000
Total	[3]	721,000,000
Current maturities	[3]	25,000,000
Long-term debt	[3]	696,000,000
Washington Gas Light Company | First Mortgage
Debt Instrument [Line Items]
Mortgage Debt Outstanding		0	0
Washington Gas Light Company | Retirements [Member]
Senior Notes, MTNs and Private Placement Notes Outstanding
Long-term notes	[2]	20,000,000	67,000,000
Washington Gas Light Company | Total consolidated
Senior Notes, MTNs and Private Placement Notes Outstanding
Long-term notes	[2]	50,000,000	175,000,000
Washington Gas Light Company | December 15, 2044 [Member] | Issuances [Member]
Senior Notes, MTNs and Private Placement Issuances and Retirements
Principal	[2]	$ 50,000,000
Interest Rate		4.24%
Effective Cost	[7]	4.41%
Washington Gas Light Company | December 15, 2043 [Member] | Issuances [Member]
Senior Notes, MTNs and Private Placement Issuances and Retirements
Principal	[2]		$ 75,000,000
Interest Rate			5.00%
Effective Cost	[7]		4.95%
Nominal Maturity Date			Dec. 15, 2043
Washington Gas Light Company | September 15, 2044 [Member] | Issuances [Member]
Senior Notes, MTNs and Private Placement Issuances and Retirements
Principal	[2]		$ 100,000,000
Interest Rate			4.22%
Effective Cost	[7]		4.27%
Nominal Maturity Date		Dec. 15, 2044	Sep. 15, 2044
Washington Gas Light Company | August 9, 2015 [Member] | Retirements [Member]
Senior Notes, MTNs and Private Placement Issuances and Retirements
Principal	[2]	$ 20,000,000
Interest Rate		4.83%
Nominal Maturity Date		Aug. 09, 2015
Washington Gas Light Company | November 7, 2013 [Member] | Retirements [Member]
Senior Notes, MTNs and Private Placement Issuances and Retirements
Principal	[2]		$ 37,000,000
Interest Rate			4.88%
Nominal Maturity Date			Nov. 07, 2013
Washington Gas Light Company | September 10, 2014 [Member] | Retirements [Member]
Senior Notes, MTNs and Private Placement Issuances and Retirements
Principal	[2]		$ 30,000,000
Interest Rate			5.17%
Nominal Maturity Date			Sep. 10, 2014

[1]	Includes Senior Notes for WGL and both MTNs and private placement notes for Washington Gas. Represents face value including current maturities.
[2]	Represents face amount.
[3]	(a)Excludes unamortized discounts of $1.7 million and $0.1 million at September 30, 2015, for WGL and Washington Gas, respectively.
[4]	WGL includes WGL Holdings and all subsidiaries other than Washington Gas.
[5]	(b)WGL includes WGL Holdings and all subsidiaries other than Washington Gas.
[6]	WGL includes WGL Holdings and all subsidiaries other than Washington Gas.
[7]	The estimated effective cost of the issued notes, including consideration of issuance fees and hedge costs.